Equity Investments	6 Months Ended
Jun. 30, 2026
Equity Investments
Equity Investments

3. Equity Investments

Element 1 Corp. - On June 17, 2021, the Company purchased a 10% equity stake in Element 1 Corp (“E1”), a developer of advanced hydrogen generation systems used to power fuel cells. The Company’s 10% equity stake consists of 581,795 shares of E1’s common stock. The Company holds one board seat out of five, resulting in 20% voting rights at the board level and thus an ability to exercise significant influence on E1. Accordingly, the Company accounts for the investment in the common shares of E1 using the equity method in accordance with FASB Accounting Standards Codification 323, Investments – Equity Method and Joint Ventures (“ASC 323”).

The Company records its share of earnings and losses in its investment in E1 on a quarterly basis, with an aggregate loss of $0.1 million recognized during the six months ended June 30, 2026 (2025: $0.2 million).

The Company recorded an investment of $4.1 million, which is included in investments and other assets, net in the condensed consolidated balance sheet as of June 30, 2026.